Shareholders' equity - Additional Information (Detail)									12 Months Ended
	Dec. 08, 2025 EUR (€) € / shares shares	Dec. 08, 2025 USD ($) shares	Nov. 12, 2024 EUR (€) € / shares shares	Nov. 12, 2024 USD ($) shares	Oct. 15, 2024 EUR (€) € / shares shares	Oct. 15, 2024 USD ($) shares	Jan. 22, 2024 EUR (€) € / shares shares	Jan. 22, 2024 USD ($) shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€)	Dec. 08, 2025 $ / shares	Nov. 12, 2024 $ / shares	Oct. 15, 2024 $ / shares	Jan. 22, 2024 $ / shares
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs									€ 100,252,000	€ 320,582,000	€ 88,225,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Gross Proceeds From Initial Public Offer	€ 107,200	$ 125,000	€ 19,000,000	$ 20,200,000	€ 137,900,000	$ 150,300,000	€ 185,000,000	$ 201,500,000
Payments for share issue costs	€ 7,000	$ 8,000	€ 1,100,000	$ 1,200,000	€ 8,600,000	$ 9,400,000	€ 11,600,000	$ 12.6
Public Offering [Member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares	12,500,000	12,500,000	2,185,884	2,185,884	16,250,000	16,250,000	18,313,750	18,313,750
Sale Of Stock Issue Price Per Share | (per share)	€ 8.58		€ 8.71		€ 8.48		€ 10.1					$ 10	$ 9.25	$ 9.25	$ 11
Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs									125,000	368,000	80,000
Issued capital [Member] | Public Offering [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 125,000		€ 21,900		€ 162,500		€ 183,000
Share premium [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs									€ 100,127,000	€ 320,214,000	€ 88,145,000
Share premium [Member] | Public Offering [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 100,100		€ 17,900,000		€ 129,100,000		€ 173,200,000
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares									134,071,432	121,550,169
Par value per share | € / shares									€ 0.01	€ 0.01
Ordinary Shares [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares | shares									21,263	142,746
Issue of equity									€ 200	€ 1,400
Ordinary Shares [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity									€ 60,000	€ 1,100,000